SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
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Check here if Amendment [  ]; Amendment Number:
                                                 -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard C. Mathes
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Title:     President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard C. Mathes               New York, NY           04/12/2013
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
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Form 13F Information Table Entry Total:         84
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Form 13F Information Table Value Total:        $109,679
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
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
                                             Form 13F Information Table

                                                                                                                       Auth-
                                                                  Value  Shrs or SH/ PUT/ Investment  Other    Voting  ority
             Name of Issuer            Title of Class   Cusip   (x$1000) Prn Amt PRN CALL Discretion Managers   Sole   Shared None
    ---------------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- -------- ------ ----
1   ABB Ltd                            Spons. ADR    000375204     2,074  91,115 SH          SOLE              91,115
2   Allergan Inc.                      COM           018490102       399   3,575 SH          SOLE               3,575
3   Amazon Com Inc                     COM           023135106     6,535  24,521 SH          SOLE              24,521
4   Apple Inc.                         COM           037833100     3,119   7,045 SH          SOLE               7,045
5   Applied Matls Inc                  COM           038222105       216  16,000 SH          SOLE              16,000
6   B & G Foods Inc                    COM           05508R106       445  14,600 SH          SOLE              14,600
7   Baidu Com Inc.                     Spons. ADR    056752108       239   2,720 SH          SOLE               2,720
8   Biogen Idec Inc.                   COM           09062X103       430   2,230 SH          SOLE               2,230
9   Boeing Co                          COM           097023105     2,358  27,472 SH          SOLE              27,472
10  Broadcom Corp.                     Cl. A         111320107       260   7,500 SH          SOLE               7,500
11  Buffalo Wild Wings Inc.            COM           119848109       617   7,050 SH          SOLE               7,050
12  Carnival Corp                      Paired CTF    143658300       574  16,725 SH          SOLE              16,725
13  Caterpillar Inc Del                COM           149123101     2,110  24,262 SH          SOLE              24,262
14  Cheesecake Factory Inc.            COM           163072101       687  17,800 SH          SOLE              17,800
15  Chevron Corp.                      COM           166764100     2,668  22,458 SH          SOLE              22,458
16  Chipotle Mexican Grill             Cl. A         169656105       562   1,725 SH          SOLE               1,725
17  Cisco Systems Inc                  COM           17275R102       459  21,988 SH          SOLE              21,988
18  Coach Inc.                         COM           189754104       440   8,800 SH          SOLE               8,800
19  Coca Cola Co.                      COM           191216099       510  12,620 SH          SOLE              12,620
20  Coca-Cola Femsa S A                Spons. ADR    191241107       262   1,600 SH          SOLE               1,600
21  Consolidated Edison                COM           209115104       236   3,875 SH          SOLE               3,875
22  Costco Wholesale Corp              COM           22160K105       208   1,959 SH          SOLE               1,959
23  Cummins Inc.                       COM           231021106       414   3,575 SH          SOLE               3,575
24  Deere & Co                         COM           244199105     2,007  23,337 SH          SOLE              23,337
25  Du Pont E I De Nemours             COM           263534109     1,891  38,465 SH          SOLE              38,465
26  EBAY Inc                           COM           278642103     1,289  23,771 SH          SOLE              23,771
27  Enbridge Energy Partners           COM           29250R106     1,424  47,250 SH          SOLE              47,250
28  Exxon Mobil Corp                   COM           30231G102     2,606  28,915 SH          SOLE              28,915
29  Fedex Corp.                        COM           31428X106     2,158  21,980 SH          SOLE              21,980
30  General Electric Co                COM           369604103     2,062  89,175 SH          SOLE              89,175
31  General Mills Inc.                 COM           370334104       281   5,700 SH          SOLE               5,700
32  Google Inc                         Cl. A         38259P508     4,308   5,424 SH          SOLE               5,424
33  Harley Davidson Inc                COM           412822108       988  18,528 SH          SOLE              18,528
34  Hershey Co.                        COM           427866108       604   6,899 SH          SOLE               6,899
35  Home Depot Inc                     COM           437076102       208   2,975 SH          SOLE               2,975
36  Illinois Tool Works Inc.           COM           452308109     1,844  30,255 SH          SOLE              30,255
37  Ingersoll Rand PLC (IRELAND)       COM           G47791101     2,110  38,350 SH          SOLE              38,350
38  International Business Machines    COM           459200101     2,488  11,664 SH          SOLE              11,664
39  Johnson & Johnson                  COM           478160104     2,513  30,824 SH          SOLE              30,824
40  Kinder Morgan Energy UT LP         COM           494550106     1,104  12,300 SH          SOLE              12,300
41  Lions Gate Entertainment Corp      COM           535919203       456  19,200 SH          SOLE              19,200
42  Markwest Energy Partners LP        COM           570759100       758  12,485 SH          SOLE              12,485
43  McDonalds Corp                     COM           580135101     2,090  20,960 SH          SOLE              20,960
44  Michael Kors Holdings Ltd          COM           G60754101       210   3,700 SH          SOLE               3,700
45  Mosaic Company (THE)               COM           61945C103       510   8,550 SH          SOLE               8,550
46  National Oilwell Varco Inc         COM           637071101       269   3,800 SH          SOLE               3,800
47  Nestle N                           Spons. ADR    641069406     2,213  30,532 SH          SOLE              30,532
48  Nucor Corp.                        COM           670346105       767  16,625 SH          SOLE              16,625
49  Oceaneering Int'l. Inc.            COM           675232102     1,029  15,500 SH          SOLE              15,500
50  Panera Bread Co                    Cl. A         69840W108       463   2,800 SH          SOLE               2,800
51  Parker Hannifin Corp               COM           701094104     2,161  23,595 SH          SOLE              23,595
52  PG & E Corp.                       COM           69331C108     1,852  41,580 SH          SOLE              41,580
53  Precision Castparts Corp           COM           740189105       484   2,550 SH          SOLE               2,550
54  Procter & Gamble Co.               COM           742718109     2,145  27,833 SH          SOLE              27,833
55  Public Svc Entrps Group            COM           744573106     1,970  57,370 SH          SOLE              57,370
56  PVH Corp                           COM           693656100       245   2,300 SH          SOLE               2,300
57  Qualcomm Inc.                      COM           747525103     2,200  32,870 SH          SOLE              32,870
58  Salesforce.com Inc                 COM           79466L302     2,049  11,460 SH          SOLE              11,460
59  Schlumberger Ltd                   COM           806857108     2,120  28,302 SH          SOLE              28,302
60  Seadrill Ltd.                      COM           G7945E105     1,935  51,995 SH          SOLE              51,995
61  Smucker JM Co                      COM           832696405       200   2,020 SH          SOLE               2,020
62  Southern Copper Corp               COM           84265V105     1,301  34,621 SH          SOLE              34,621
63  Starbucks Corp                     COM           855244109       572  10,050 SH          SOLE              10,050
64  Starwood Hotels and Resorts        COM           85590A401       363   5,700 SH          SOLE               5,700
65  SVB Finl Group                     COM           78486Q101       971  13,681 SH          SOLE              13,681
66  Tata Motors Ltd.                   Spons. ADR    876568502       516  21,150 SH          SOLE              21,150
67  Teradata Corp                      COM           88076W103     1,581  27,028 SH          SOLE              27,028
68  Terra Nitrogen Co LP               COM           881005201       204     925 SH          SOLE                 925
69  Tibco Software Inc.                COM           88632Q103       309  15,300 SH          SOLE              15,300
70  Transocean Inc                     COM           H8817H100       208   4,000 SH          SOLE               4,000
71  Under Armor Inc                    COM           904311107       389   7,600 SH          SOLE               7,600
72  Union Pacific Corp                 COM           907818108     2,266  15,915 SH          SOLE              15,915
73  Urban Outfitters Inc.              COM           917047102       850  21,950 SH          SOLE              21,950
74  VMWare Inc.                        Cl. A         928563402     1,578  20,010 SH          SOLE              20,010
75  Volkswagen AG                      Spons. ADR    928662303     1,963  52,095 SH          SOLE              52,095
76  Wabco Holdings Inc.                COM           92927K102       339   4,800 SH          SOLE               4,800
77  Whirlpool Corp                     COM           963320106     2,721  22,970 SH          SOLE              22,970
78  Whole Foods Mkt Inc                Cl. A         966837106       356   4,100 SH          SOLE               4,100
79  Wynn Resorts Ltd                   COM           983134107       632   5,050 SH          SOLE               5,050
80  JPMorgan Chase Inc Pfd I           Preferred     46625H621       631  24,300 SH          SOLE              24,300
81  MetLife Inc Prfrd B                Preferred     59156R603       361  14,250 SH          SOLE              14,250
82  Wells Fargo & Co Prfd J            Preferred     949746879     1,027  34,330 SH          SOLE              34,330
83  Ishares Inc. MSCI Malaysia         COM           464286830       299  20,000 SH          SOLE              20,000
84  MKT VECT Indonesia Index           COM           57060U753       409  12,700 SH          SOLE              12,700

totals:                                                          109,679


Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00
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